UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
General and administrative expenses	$ 3,159,841		$ 3,450,431	$ 32,821
General and administrative expenses - related party	30,000		60,000
Total operating expenses	3,189,841		3,510,431
Other income (expense)
Income from investments held in Trust Account	3,472		47,984
Change in fair value of derivative warrant liabilities	(7,127,760)		(4,468,560)
Change in fair value of convertible note - related party	(131,260)		(131,260)
Offering costs - derivative warrant liabilities			(855,043)
Net loss	(10,445,389)	$ 1,528,079	(8,917,310)	$ (32,821)
Class A Ordinary shares
Other income (expense)
Income from investments held in Trust Account	$ 3,472		$ 47,984
Basic and diluted weighted average shares outstanding	27,600,000		27,600,000
Class A Common Stock Subject to Redemption
Other income (expense)
Basic and diluted weighted average shares outstanding	27,600,000		27,600,000	6,000,000	[1],[2]
Basic and diluted net income (loss) per ordinary share	$ 0.00		$ 0.00	$ (0.01)
Class B Ordinary shares
Other income (expense)
Net loss	$ (10,445,389)		$ (8,917,310)
Basic and diluted weighted average shares outstanding	6,900,000		6,850,276
Basic and diluted net income (loss) per ordinary share	$ (1.51)		$ (1.31)

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).